Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000101218
Shareholder Report [Line Items]
Fund Name	Astor Dynamic Allocation Fund
Class Name	Class A
Trading Symbol	ASTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (866) 439-9093.
Additional Information Phone Number	(866) 439-9093
Additional Information Website	https://beaconinvestingfunds.com/beacon-dynamic-allocation/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%	[1]
AssetsNet	$ 57,585,022
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 141,313
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,585,022 Number of Portfolio Holdings12 Advisory Fee $141,313 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.3%
Alternative	3.0%
Fixed Income	45.4%
Equity	51.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.9%
State Street SPDR Portfolio S&P 500 ETF	13.7%
VictoryShares Free Cash Flow ETF	12.2%
PIMCO Enhanced Low Duration Active ETF	11.9%
Janus Henderson AAA CLO ETF	10.3%
PIMCO Multisector Bond Active ETF	10.3%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	8.2%
T Rowe Price Small-Mid Cap ETF	7.1%
Astoria US Equal Weight Quality Kings ETF	5.1%
Angel Oak Income ETF	4.6%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The reorganization of the Funds into the Beacon Dynamic Allocation Fund, a new series of Northern Lights Fund Trust II took place on February 13, 2026.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

C000082963
Shareholder Report [Line Items]
Fund Name	Astor Dynamic Allocation Fund
Class Name	Class C
Trading Symbol	ASTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (866) 439-9093.
Additional Information Phone Number	(866) 439-9093
Additional Information Website	https://beaconinvestingfunds.com/beacon-dynamic-allocation/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.15%	[2]
AssetsNet	$ 57,585,022
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 141,313
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,585,022 Number of Portfolio Holdings12 Advisory Fee $141,313 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.3%
Alternative	3.0%
Fixed Income	45.4%
Equity	51.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.9%
State Street SPDR Portfolio S&P 500 ETF	13.7%
VictoryShares Free Cash Flow ETF	12.2%
PIMCO Enhanced Low Duration Active ETF	11.9%
Janus Henderson AAA CLO ETF	10.3%
PIMCO Multisector Bond Active ETF	10.3%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	8.2%
T Rowe Price Small-Mid Cap ETF	7.1%
Astoria US Equal Weight Quality Kings ETF	5.1%
Angel Oak Income ETF	4.6%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The reorganization of the Funds into the Beacon Dynamic Allocation Fund, a new series of Northern Lights Fund Trust II took place on February 13, 2026.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

C000079614
Shareholder Report [Line Items]
Fund Name	Astor Dynamic Allocation Fund
Class Name	Class I
Trading Symbol	ASTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (866) 439-9093.
Additional Information Phone Number	(866) 439-9093
Additional Information Website	https://beaconinvestingfunds.com/beacon-dynamic-allocation/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[3]
AssetsNet	$ 57,585,022
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 141,313
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,585,022 Number of Portfolio Holdings12 Advisory Fee $141,313 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.3%
Alternative	3.0%
Fixed Income	45.4%
Equity	51.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.9%
State Street SPDR Portfolio S&P 500 ETF	13.7%
VictoryShares Free Cash Flow ETF	12.2%
PIMCO Enhanced Low Duration Active ETF	11.9%
Janus Henderson AAA CLO ETF	10.3%
PIMCO Multisector Bond Active ETF	10.3%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	8.2%
T Rowe Price Small-Mid Cap ETF	7.1%
Astoria US Equal Weight Quality Kings ETF	5.1%
Angel Oak Income ETF	4.6%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The reorganization of the Funds into the Beacon Dynamic Allocation Fund, a new series of Northern Lights Fund Trust II took place on February 13, 2026.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

C000100899
Shareholder Report [Line Items]
Fund Name	Astor Sector Allocation Fund
Class Name	Class A
Trading Symbol	ASPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://beaconinvestingfunds.com/beacon-dynamic-allocation/
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%	[4]
AssetsNet	$ 14,333,368
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
C000100901
Shareholder Report [Line Items]
Fund Name	Astor Sector Allocation Fund
Class Name	Class C
Trading Symbol	CSPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://beaconinvestingfunds.com/beacon-dynamic-allocation/
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.15%	[5]
AssetsNet	$ 14,333,368
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
C000136883
Shareholder Report [Line Items]
Fund Name	Astor Sector Allocation Fund
Class Name	Class I
Trading Symbol	STARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://beaconinvestingfunds.com/beacon-dynamic-allocation/
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[6]
AssetsNet	$ 14,333,368
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized